ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Accounts Payable And Accrued Expenses.
Accounts payable	$ 3,739,527	$ 1,147,585	$ 253,677
Interest payable	190,515	106,631	166,290
Accrued liabilities		941,440	537,884
Payroll liabilities	20,250	20,250	44,855
Total accounts payable and accrued expenses	$ 12,763,862	$ 2,215,906	$ 1,002,706